Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	GLOBAL X FUNDS
Entity Central Index Key	0001432353
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000090392
Shareholder Report [Line Items]
Fund Name	Global X Lithium & Battery Tech ETF
Class Name	Global X Lithium & Battery Tech ETF
Trading Symbol	LIT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X Lithium & Battery Tech ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/lit/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/lit/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Lithium & Battery Tech ETF	$34	0.75%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.75%
AssetsNet	$ 832,580,474
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 3,937,027
InvestmentCompanyPortfolioTurnover	13.61%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$832,580,474	48	$3,937,027	13.61%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Repurchase Agreements	4.4%
Brazil	0.5%
France	0.5%
Netherlands	0.6%
Canada	1.4%
Chile	5.5%
Japan	8.5%
Australia	9.0%
South Korea	12.4%
United States	19.5%
China	41.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Albemarle	7.8%
Sociedad Quimica y Minera de Chile ADR	5.5%
Tesla	4.4%
TDK	4.3%
Panasonic Holdings	4.2%
Tianqi Lithium, Cl A	4.0%
Sunwoda Electronic, Cl A	4.0%
Contemporary Amperex Technology, Cl A	3.9%
Ecopro	3.9%
Eve Energy, Cl A	3.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/lit/
C000100210
Shareholder Report [Line Items]
Fund Name	Global X SuperDividend<sup style="box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ETF
Trading Symbol	SDIV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X SuperDividend® ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/sdiv/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/sdiv/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X SuperDividend® ETF	$29	0.58%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
AssetsNet	$ 785,951,108
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 2,200,069
InvestmentCompanyPortfolioTurnover	43.36%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$785,951,108	114	$2,200,069	43.36%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.1%
Repurchase Agreements	5.8%
Other Countries	14.3%
Singapore	3.0%
South Africa	3.1%
Greece	3.2%
Israel	3.7%
Indonesia	3.7%
United Kingdom	4.2%
Norway	7.5%
Brazil	8.3%
Hong Kong	9.2%
China	9.8%
United States	28.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Bright Smart Securities & Commodities Group	2.7%
Marfrig Global Foods	1.5%
Ardagh Metal Packaging	1.4%
Proximus	1.4%
SES, Cl A	1.3%
OPAP	1.3%
Phoenix Group Holdings PLC	1.2%
Chongqing Rural Commercial Bank, Cl H	1.2%
Enagas	1.2%
Kerry Properties	1.2%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/sdiv/
C000105277
Shareholder Report [Line Items]
Fund Name	Global X Social Media ETF
Class Name	Global X Social Media ETF
Trading Symbol	SOCL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X Social Media ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/socl/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/socl/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Social Media ETF	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 114,309,262
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 379,878
InvestmentCompanyPortfolioTurnover	5.58%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$114,309,262	55	$379,878	5.58%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Repurchase Agreements	2.4%
United Arab Emirates	0.3%
Singapore	0.4%
United Kingdom	0.4%
Germany	0.7%
Japan	5.2%
South Korea	12.4%
China	35.8%
United States	44.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Tencent Holdings	9.9%
Meta Platforms, Cl A	9.8%
NAVER	8.5%
Kuaishou Technology, Cl B	7.4%
Pinterest, Cl A	6.3%
Reddit, Cl A	5.4%
Spotify Technology	5.0%
NetEase ADR	4.8%
Baidu ADR	4.6%
Alphabet, Cl A	4.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/socl/
C000116930
Shareholder Report [Line Items]
Fund Name	Global X Guru<sup style="box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ETF
Trading Symbol	GURU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X Guru® Index ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/guru/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/guru/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Guru® Index ETF	$37	0.75%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
AssetsNet	$ 43,688,446
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 172,726
InvestmentCompanyPortfolioTurnover	58.07%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$43,688,446	84	$172,726	58.07%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.6%
Repurchase Agreement	0.9%
Real Estate	2.5%
Energy	3.6%
Utilities	3.9%
Materials	4.2%
Communication Services	4.8%
Consumer Staples	5.2%
Financials	10.8%
Industrials	12.3%
Consumer Discretionary	14.0%
Information Technology	14.9%
Health Care	23.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Exelixis	1.5%
United States Steel	1.5%
HEICO, Cl A	1.5%
American International Group	1.5%
PG&E	1.4%
Albertsons, Cl A	1.4%
Tenet Healthcare	1.4%
Eli Lilly	1.4%
GoDaddy, Cl A	1.4%
AerCap Holdings	1.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/guru/
C000112947
Shareholder Report [Line Items]
Fund Name	Global X SuperIncome™ Preferred ETF
Class Name	Global X SuperIncome™ Preferred ETF
Trading Symbol	SPFF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X SuperIncome™ Preferred ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/spff/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/spff/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X SuperIncome™ Preferred ETF	$23	0.48%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.48%
AssetsNet	$ 130,570,209
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 338,637
InvestmentCompanyPortfolioTurnover	48.84%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$130,570,209	52	$338,637	48.84%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Repurchase Agreement	0.2%
Short-Term Investment	0.2%
United States	99.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Albemarle	4.6%
Hewlett Packard Enterprise	4.5%
Ares Management	4.4%
KKR	4.4%
PG&E	4.4%
Wells Fargo	3.9%
Apollo Global Management	3.4%
Bank of America	3.4%
M&T Bank	2.9%
MicroStrategy	2.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/spff/
C000122244
Shareholder Report [Line Items]
Fund Name	Global X SuperDividend<sup style="box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. ETF
Trading Symbol	DIV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X SuperDividend® U.S. ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/div/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/div/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X SuperDividend® U.S. ETF	$22	0.45%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
AssetsNet	$ 638,521,027
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 1,447,475
InvestmentCompanyPortfolioTurnover	27.69%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$638,521,027	55	$1,447,475	27.69%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Repurchase Agreements	1.7%
Consumer Discretionary	1.7%
Health Care	3.8%
Financials	5.6%
Communication Services	5.9%
Industrials	7.4%
Materials	8.2%
Consumer Staples	11.6%
Utilities	15.2%
Real Estate	18.0%
Energy	22.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Ardagh Metal Packaging	3.0%
B&G Foods	2.4%
Philip Morris International	2.4%
Altria Group	2.4%
Avista	2.4%
National Health Investors	2.3%
Universal	2.3%
Northwestern Energy Group	2.3%
Omega Healthcare Investors	2.3%
Verizon Communications	2.3%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/div/
C000152059
Shareholder Report [Line Items]
Fund Name	Global X MSCI SuperDividend<sup style="box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Emerging Markets ETF
Trading Symbol	SDEM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X MSCI SuperDividend® Emerging Markets ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/sdem/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/sdem/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MSCI SuperDividend® Emerging Markets ETF	$35	0.67%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%
AssetsNet	$ 36,813,372
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 112,974
InvestmentCompanyPortfolioTurnover	27.45%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$36,813,372	56	$112,974	27.45%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Repurchase Agreement	0.5%
Other Countries	10.8%
Turkey	2.2%
Romania	2.2%
South Africa	3.4%
Thailand	3.9%
Colombia	4.3%
Saudi Arabia	4.8%
Greece	5.0%
India	5.1%
Poland	5.1%
Czech Republic	6.0%
Brazil	12.0%
China	34.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Moneta Money Bank	3.0%
Komercni Banka	2.9%
OPAP	2.8%
Chow Tai Fook Jewellery Group	2.8%
Powszechny Zaklad Ubezpieczen	2.7%
Inner Mongolia Junzheng Energy & Chemical Industry Group, Cl A	2.6%
China CITIC Bank, Cl H	2.6%
HLA Group, Cl A	2.5%
SCB X NVDR	2.5%
Santander Bank Polska	2.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/sdem/
C000112948
Shareholder Report [Line Items]
Fund Name	Global X SuperDividend<sup style="box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> REIT ETF
Trading Symbol	SRET
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X SuperDividend® REIT ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/sret/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/sret/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X SuperDividend® REIT ETF	$29	0.58%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
AssetsNet	$ 180,989,305
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 557,129
InvestmentCompanyPortfolioTurnover	42.42%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$180,989,305	31	$557,129	42.42%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
South Africa	3.5%
Canada	3.5%
Hong Kong	3.7%
United Kingdom	3.7%
Singapore	16.9%
United States	68.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
LondonMetric Property	3.7%
Link REIT	3.7%
CapitaLand Integrated Commercial Trust	3.7%
WP Carey	3.7%
SmartCentres Real Estate Investment Trust,	3.5%
Realty Income	3.5%
CapitaLand Ascendas REIT	3.4%
Growthpoint Properties	3.4%
Omega Healthcare Investors	3.4%
Frasers Logistics & Commercial Trust,	3.4%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/sret/
C000157108
Shareholder Report [Line Items]
Fund Name	Global X Renewable Energy Producers ETF
Class Name	Global X Renewable Energy Producers ETF
Trading Symbol	RNRG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X Renewable Energy Producers ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/rnrg. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/rnrg
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Renewable Energy Producers ETF	$31	0.65%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.65%
AssetsNet	$ 22,637,589
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 88,498
InvestmentCompanyPortfolioTurnover	16.53%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$22,637,589	42	$88,498	16.53%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Rights	0.0%
Energy	0.8%
Industrials	2.2%
Repurchase Agreements	3.4%
Utilities	96.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Centrais Eletricas Brasileiras	8.2%
Orsted	6.9%
EDP Renovaveis	6.5%
Verbund	6.3%
Meridian Energy	6.2%
Engie Brasil Energia	5.8%
Brookfield Renewable Partners, Cl A	5.2%
Ormat Technologies	4.7%
Mercury NZ	4.5%
Contact Energy	4.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/rnrg
C000159972
Shareholder Report [Line Items]
Fund Name	Global X S&P 500<sup style="box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Catholic Values ETF
Trading Symbol	CATH
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X S&P 500® Catholic Values ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/cath/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/cath/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P 500® Catholic Values ETF	$14	0.29%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%
AssetsNet	$ 869,663,035
Holdings Count | Holding	439
Advisory Fees Paid, Amount	$ 1,320,132
InvestmentCompanyPortfolioTurnover	3.07%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$869,663,035	439	$1,320,132	3.07%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Materials	2.0%
Real Estate	2.3%
Utilities	2.6%
Energy	3.1%
Consumer Staples	6.1%
Industrials	8.5%
Communication Services	9.3%
Consumer Discretionary	10.3%
Health Care	11.2%
Financials	14.2%
Information Technology	30.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	6.9%
Microsoft	6.3%
NVIDIA	5.8%
Tesla	2.7%
Meta Platforms, Cl A	2.5%
Alphabet, Cl A	2.0%
Broadcom	1.9%
JPMorgan Chase	1.7%
Alphabet, Cl C	1.6%
Costco Wholesale	1.5%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/cath/
C000174155
Shareholder Report [Line Items]
Fund Name	Global X MSCI SuperDividend<sup style="box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> EAFE ETF
Trading Symbol	EFAS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X MSCI SuperDividend® EAFE ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/efas/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/efas/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MSCI SuperDividend® EAFE ETF	$30	0.55%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.55%
AssetsNet	$ 11,669,083
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 24,586
InvestmentCompanyPortfolioTurnover	10.34%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$11,669,083	50	$24,586	10.34%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	8.5%
Switzerland	2.2%
Finland	3.1%
Australia	3.2%
Japan	4.0%
Netherlands	4.1%
Germany	4.8%
Norway	7.6%
Spain	8.4%
France	10.9%
Hong Kong	12.2%
Italy	13.0%
United Kingdom	16.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Imperial Brands	3.1%
ACS Actividades de Construccion y Servicios	2.8%
Banco BPM	2.6%
Hongkong Land Holdings	2.6%
British American Tobacco PLC	2.5%
Poste Italiane	2.5%
Klepierre	2.4%
Generali	2.4%
Telenor	2.4%
CaixaBank	2.3%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/efas/
C000203264
Shareholder Report [Line Items]
Fund Name	Global X E-commerce ETF
Class Name	Global X E-commerce ETF
Trading Symbol	EBIZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X E-commerce ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/ebiz/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/ebiz/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X E-commerce ETF	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 65,996,084
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 167,105
InvestmentCompanyPortfolioTurnover	10.85%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$65,996,084	45	$167,105	10.85%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Financials	0.5%
Consumer Staples	2.9%
Real Estate	4.1%
Repurchase Agreements	4.2%
Industrials	7.3%
Information Technology	8.5%
Communication Services	10.9%
Consumer Discretionary	65.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Alibaba Group Holding ADR	5.9%
MercadoLibre	5.1%
Sea ADR	4.9%
Carvana, Cl A	4.6%
RB Global	4.6%
Booking Holdings	4.3%
PDD Holdings ADR	4.2%
eBay	4.2%
NetEase ADR	4.2%
Rakuten Group	4.2%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/ebiz/
C000219588
Shareholder Report [Line Items]
Fund Name	Global X S&P Catholic Values Developed ex-U.S. ETF
Class Name	Global X S&P Catholic Values Developed ex-U.S. ETF
Trading Symbol	CEFA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X S&P Catholic Values Developed ex-U.S. ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/cefa/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/cefa/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P Catholic Values Developed ex-U.S. ETF	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 22,599,300
Holdings Count | Holding	363
Advisory Fees Paid, Amount	$ 30,143
InvestmentCompanyPortfolioTurnover	5.78%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$22,599,300	363	$30,143	5.78%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Rights	0.0%
Real Estate	1.2%
Utilities	3.2%
Energy	3.8%
Communication Services	4.6%
Materials	5.1%
Information Technology	8.8%
Consumer Staples	8.9%
Consumer Discretionary	11.0%
Health Care	12.9%
Industrials	16.2%
Financials	23.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
EssilorLuxottica	2.4%
CSL	2.2%
SAP	2.0%
Toyota Motor	1.8%
Unilever PLC	1.8%
ASML Holding	1.8%
Siemens	1.6%
Alcon	1.4%
HSBC Holdings	1.3%
Shell	1.3%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/cefa/
C000228847
Shareholder Report [Line Items]
Fund Name	Global X NASDAQ 100<sup style="box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Tail Risk ETF
Trading Symbol	QTR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X NASDAQ 100® Tail Risk ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/qtr/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/qtr/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X NASDAQ 100® Tail Risk ETF	$12	0.25%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%
AssetsNet	$ 2,315,499
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 3,727
InvestmentCompanyPortfolioTurnover	4.86%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,315,499	103	$3,727	4.86%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Real Estate	0.2%
Financials	0.4%
Energy	0.5%
Purchased Options	1.1%
Materials	1.4%
Utilities	1.5%
Industrials	4.9%
Health Care	5.6%
Consumer Staples	6.1%
Consumer Discretionary	13.6%
Communication Services	15.5%
Information Technology	49.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	8.7%
Microsoft	8.0%
NVIDIA	7.3%
Amazon.com	5.4%
Broadcom	4.1%
Netflix	3.3%
Meta Platforms, Cl A	3.3%
Costco Wholesale	3.0%
Tesla	2.8%
Alphabet, Cl A	2.5%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/qtr/
C000228849
Shareholder Report [Line Items]
Fund Name	Global X NASDAQ 100<sup style="box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Collar 95-110 ETF
Trading Symbol	QCLR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X NASDAQ 100® Collar 95-110 ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/qclr/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/qclr/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X NASDAQ 100® Collar 95-110 ETF	$12	0.25%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%
AssetsNet	$ 2,218,527
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 2,429
InvestmentCompanyPortfolioTurnover	6.48%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,218,527	105	$2,429	6.48%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Written Options	-0.4%
Real Estate	0.2%
Financials	0.4%
Energy	0.5%
Materials	1.4%
Utilities	1.5%
Purchased Options	2.0%
Industrials	4.9%
Health Care	5.5%
Consumer Staples	6.1%
Consumer Discretionary	13.5%
Communication Services	15.4%
Information Technology	48.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	8.7%
Microsoft	8.0%
NVIDIA	7.3%
Amazon.com	5.3%
Broadcom	4.1%
Meta Platforms, Cl A	3.3%
Netflix	3.3%
Costco Wholesale	3.0%
Tesla	2.8%
Alphabet, Cl A	2.5%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/qclr/
C000228853
Shareholder Report [Line Items]
Fund Name	Global X S&P 500<sup style="box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Tail Risk ETF
Trading Symbol	XTR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X S&P 500® Tail Risk ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/xtr/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/xtr/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P 500® Tail Risk ETF	$12	0.25%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%
AssetsNet	$ 1,812,975
Holdings Count | Holding	504
Advisory Fees Paid, Amount	$ 2,558
InvestmentCompanyPortfolioTurnover	1.66%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,812,975	504	$2,558	1.66%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Purchased Options	0.9%
Materials	2.0%
Real Estate	2.2%
Utilities	2.5%
Energy	3.1%
Consumer Staples	6.1%
Industrials	8.5%
Communication Services	9.2%
Consumer Discretionary	10.3%
Health Care	10.7%
Financials	14.3%
Information Technology	30.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	6.7%
Microsoft	6.2%
NVIDIA	5.6%
Amazon.com	3.7%
Meta Platforms, Cl A	2.5%
Berkshire Hathaway, Cl B	2.1%
Alphabet, Cl A	1.9%
Broadcom	1.9%
Tesla	1.7%
Alphabet, Cl C	1.6%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/xtr/
C000228855
Shareholder Report [Line Items]
Fund Name	Global X S&P 500<sup style="box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Collar 95-110 ETF
Trading Symbol	XCLR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X S&P 500® Collar 95-110 ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/xclr/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/xclr/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P 500® Collar 95-110 ETF	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
AssetsNet	$ 2,873,936
Holdings Count | Holding	504
Advisory Fees Paid, Amount	$ 3,585
InvestmentCompanyPortfolioTurnover	22.79%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,873,936	504	$3,585	22.79%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Written Option	-0.1%
Consumer Discreationary	0.1%
Communication Serivces	0.1%
Purchased Option	1.9%
Materials	1.9%
Real Estate	2.3%
Utilities	2.5%
Energy	3.1%
Consumer Staples	6.0%
Industrials	8.5%
Communication Services	9.0%
Consumer Discretionary	10.0%
Health Care	10.6%
Financials	14.2%
Information Technology	29.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	6.6%
Microsoft	6.1%
NVIDIA	5.5%
Amazon.com	3.6%
Meta Platforms, Cl A	2.5%
Berkshire Hathaway, Cl B	2.0%
Alphabet, Cl A	1.9%
Broadcom	1.9%
Purchased Option - S&P 500 Index, $5,360, 06/20/25	1.8%
Tesla	1.6%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/xclr/
C000105363
Shareholder Report [Line Items]
Fund Name	Global X Disruptive Materials ETF
Class Name	Global X Disruptive Materials ETF
Trading Symbol	DMAT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X Disruptive Materials ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/dmat/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/dmat/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Disruptive Materials ETF	$28	0.59%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.59%
AssetsNet	$ 3,133,272
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 14,393
InvestmentCompanyPortfolioTurnover	15.91%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,133,272	48	$14,393	15.91%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Indonesia	0.5%
France	0.8%
Canada	2.8%
Sweden	3.8%
Chile	3.9%
Japan	6.0%
Mexico	8.3%
Australia	11.5%
United States	13.1%
South Africa	15.7%
China	33.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
China Northern Rare Earth Group High-Tech, Cl A	4.4%
Sumitomo Metal Mining	4.3%
Grupo Mexico, Cl B	4.3%
Rio Tinto	4.2%
Zhejiang Huayou Cobalt, Cl A	4.1%
Southern Copper	4.0%
Freeport-McMoRan	4.0%
Anglo American PLC	4.0%
Antofagasta PLC	3.9%
Boliden	3.8%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/dmat/
C000249892
Shareholder Report [Line Items]
Fund Name	Global X Russell 2000 ETF
Class Name	Global X Russell 2000 ETF
Trading Symbol	RSSL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X Russell 2000 ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/rssl/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/rssl/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Russell 2000 ETF	$4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
AssetsNet	$ 1,415,840,885
Holdings Count | Holding	1,940
Advisory Fees Paid, Amount	$ 594,299
InvestmentCompanyPortfolioTurnover	4.37%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,415,840,885	1,940	$594,299	4.37%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Right	0.0%
Futures Contracts	0.0%
Short-Term Investment	0.8%
Repurchase Agreement	1.1%
Communication Services	2.5%
Utilities	3.3%
Consumer Staples	3.3%
Materials	3.8%
Energy	4.4%
Real Estate	6.2%
Consumer Discretionary	9.1%
Information Technology	12.6%
Health Care	17.1%
Industrials	17.6%
Financials	19.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Sprouts Farmers Market	0.7%
Insmed	0.5%
FTAI Aviation	0.5%
Carpenter Technology	0.4%
Applied Industrial Technologies	0.4%
SouthState	0.4%
Mueller Industries	0.4%
Rocket Lab USA	0.3%
Halozyme Therapeutics	0.3%
ExlService Holdings	0.3%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/rssl/
C000255445
Shareholder Report [Line Items]
Fund Name	Global X U.S. Electrification ETF
Class Name	Global X U.S. Electrification ETF
Trading Symbol	ZAP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X U.S. Electrification ETF (the "Fund") for the period from December 17, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/zap/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/zap/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Global X U.S. Electrification ETF	$19	0.50%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full semi-annual period, costs would have been higher.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.50%
AssetsNet	$ 58,085,593
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 97,635
InvestmentCompanyPortfolioTurnover	8.46%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$58,085,593	46	$97,635	8.46%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Consumer Discretionary	0.1%
Industrials	19.2%
Utilities	80.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Vistra	4.4%
Eaton PLC	4.3%
Quanta Services	4.3%
Constellation Energy	4.2%
AMETEK	4.2%
Dominion Energy	4.0%
National Grid ADR	3.9%
NextEra Energy	3.9%
Xcel Energy	3.9%
Ameren	3.9%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/zap/
C000259403
Shareholder Report [Line Items]
Fund Name	Global X S&P 500 U.S. Market Leaders Top 50 ETF
Class Name	Global X S&P 500 U.S. Market Leaders Top 50 ETF
Trading Symbol	FLAG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X S&P 500 U.S. Market Leaders Top 50 ETF (the "Fund") for the period from April 15, 2025 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/flag/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/flag/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Global X S&P 500 U.S. Market Leaders Top 50 ETF	$1	0.29%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full semi-annual period, costs would have been higher.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.29%
AssetsNet	$ 2,556,730
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 276
InvestmentCompanyPortfolioTurnover	1.13%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,556,730	50	$276	1.13%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Energy	0.4%
Communication Services	6.3%
Industrials	6.4%
Consumer Staples	10.1%
Financials	12.0%
Consumer Discretionary	15.6%
Information Technology	19.7%
Health Care	29.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Berkshire Hathaway, Cl B	5.3%
Eli Lilly	5.3%
AbbVie	5.0%
Johnson & Johnson	4.9%
Walmart	4.7%
Home Depot	4.1%
Microsoft	4.1%
Cisco Systems	3.8%
UnitedHealth Group	3.7%
Amazon.com	3.7%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/flag/
C000259404
Shareholder Report [Line Items]
Fund Name	Global X S&P 500 U.S. Revenue Leaders ETF
Class Name	Global X S&P 500 U.S. Revenue Leaders ETF
Trading Symbol	EGLE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X S&P 500 U.S. Revenue Leaders ETF (the "Fund") for the period from April 15, 2025 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/egle. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/egle
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Global X S&P 500 U.S. Revenue Leaders ETF	$1	0.19%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full semi-annual period, costs would have been higher.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.19%
AssetsNet	$ 2,568,767
Holdings Count | Holding	368
Advisory Fees Paid, Amount	$ 181
InvestmentCompanyPortfolioTurnover	3.22%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,568,767	368	$181	3.22%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Materials	1.1%
Energy	2.3%
Real Estate	3.3%
Utilities	4.1%
Communication Services	4.6%
Consumer Staples	5.7%
Industrials	10.2%
Consumer Discretionary	11.2%
Health Care	14.2%
Financials	16.9%
Information Technology	26.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Microsoft	9.4%
Amazon.com	5.8%
Berkshire Hathaway, Cl B	3.1%
Eli Lilly	2.4%
JPMorgan Chase	2.2%
Salesforce	1.8%
Palantir Technologies, Cl A	1.7%
Cisco Systems	1.6%
Oracle	1.6%
Costco Wholesale	1.5%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/egle